Consolidated Statements of Equity - JPY (¥) ¥ in Millions	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Noncontrolling Interests
Beginning Balance at Mar. 31, 2013	¥ 1,714,942	¥ 115,703	¥ 163,062	¥ 1,368,512	¥ 50,138	¥ (51,258)	¥ 1,646,157	¥ 68,785
Comprehensive income:
Net income attributable to shareholders of Kyocera Corporation	95,014			88,756			88,756	6,258
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	158,510				158,535		158,535	(25)
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)	(167)				(192)		(192)	25
Change in pension adjustments-net of taxes (Note 11)	2,380				2,323		2,323	57
Change in foreign currency translation adjustments-net of taxes	45,845				40,214		40,214	5,631
Comprehensive income	301,582						289,636	11,946
Cash dividends paid to Kyocera Corporation's shareholders	(25,681)			(25,681)			(25,681)
Cash dividends paid to noncontrolling interests	(3,193)							(3,193)
Purchase of treasury stock 4 in 2016, 6 in 2015 and 14 in 2014	(68)					(68)	(68)
Reissuance of treasury stock 0 in 2016, 0 in 2015 and 1 in 2014	3		1			2	3
Retirement of treasury stock (Note 14)			(488)	(15,803)		16,291
Stock option plan of subsidiaries	137		99				99	38
Other	(496)		(8)		(55)		(63)	(433)
Ending Balance at Mar. 31, 2014	1,987,226	115,703	162,666	1,415,784	250,963	(35,033)	1,910,083	77,143
Comprehensive income:
Net income attributable to shareholders of Kyocera Corporation	125,303			115,875			115,875	9,428
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	174,184				174,058		174,058	126
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)	(111)				(112)		(112)	1
Change in pension adjustments-net of taxes (Note 11)	(7,688)				(7,283)		(7,283)	(405)
Change in foreign currency translation adjustments-net of taxes	60,758				52,151		52,151	8,607
Comprehensive income	352,446						334,689	17,757
Cash dividends paid to Kyocera Corporation's shareholders	(29,349)			(29,349)			(29,349)
Cash dividends paid to noncontrolling interests	(3,492)							(3,492)
Purchase of treasury stock 4 in 2016, 6 in 2015 and 14 in 2014	(30)					(30)	(30)
Reissuance of treasury stock 0 in 2016, 0 in 2015 and 1 in 2014	2		1			1	2
Stock option plan of subsidiaries	157		114				114	43
Other	(3,337)		(86)		(104)		(190)	(3,147)
Ending Balance at Mar. 31, 2015	2,303,623	115,703	162,695	1,502,310	469,673	(35,062)	2,215,319	88,304
Comprehensive income:
Net income attributable to shareholders of Kyocera Corporation	114,191			109,047			109,047	5,144
Change in net unrealized gains (losses) on securities-net of taxes (Note 3)	49,205				49,349		49,349	(144)
Change in net unrealized gains (loss) on derivative financial instruments-net of taxes (Note 12)	(116)				(116)		(116)	0
Change in pension adjustments-net of taxes (Note 11)	(13,969)				(14,177)		(14,177)	208
Change in foreign currency translation adjustments-net of taxes	(39,342)				(34,920)		(34,920)	(4,422)
Comprehensive income	109,969						109,183	786
Cash dividends paid to Kyocera Corporation's shareholders	(40,355)			(40,355)			(40,355)
Cash dividends paid to noncontrolling interests	(3,629)							(3,629)
Purchase of treasury stock 4 in 2016, 6 in 2015 and 14 in 2014	(27)					(27)	(27)
Reissuance of treasury stock 0 in 2016, 0 in 2015 and 1 in 2014	1		0			1	1
Stock option plan of subsidiaries	173		125				125	48
Other	4,007		24		(6)		18	3,989
Ending Balance at Mar. 31, 2016	¥ 2,373,762	¥ 115,703	¥ 162,844	¥ 1,571,002	¥ 469,803	¥ (35,088)	¥ 2,284,264	¥ 89,498